Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (2,457,658)	$ (169,999)	$ (1,832)	$ (484,062)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party under promissory note	0	23,373	1,832	23,373
Change in fair value of derivative warrant liabilities	2,840	49,160		(109,900)
Offering costs allocated to private warrants				1,110
Net gain from investments held in Trust Account	(2,196)	(1,850)		(10,333)
Changes in operating assets and liabilities:
Prepaid expenses	(84,293)	(186,240)		(13,417)
Account payable	86,053	7,029		22,553
Accrued expenses	2,310,939	10,000		37,500
Franchise tax payable	20,226	20,613		81,650
Net cash used in operating activities	(124,089)	(247,914)		(451,526)
Cash Flows from Investing Activities
Cash deposited in Trust Account	0	(58,075,000)		(58,075,000)
Net cash used in investing activities	0	(58,075,000)		(58,075,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	0	(116,346)		(116,346)
Proceeds from issuance of representative shares			978
Proceeds received from initial public offering, gross	0	57,500,000		57,500,000
Proceeds received from private placement	0	2,470,000		2,470,000
Offering costs paid	0	(1,110,697)		(1,110,697)
Net cash provided by financing activities	0	58,742,957	978	58,742,957
Net change in cash	(124,089)	420,043	978	216,431
Cash—beginning of the period	217,409	978		978
Cash—end of the period	93,320	421,021	978	217,409
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	0	45,000		45,000
Offering costs paid by related party under promissory note	0	19,867	71,274	19,867
Deferred offering costs paid by Sponsor in exchange for common stock			$ 25,000
Remeasurement of common stock subject to possible redemption	$ 0	$ 5,696,780		$ 5,696,780